Income Tax (Expense)/Benefit - Schedule of Deferred Tax Assets (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Deferred tax assets and liabilities [abstract]
At beginning of year	RM 74,000	$ 16,534		RM 74,000	$ 16,534	RM (75,315)
Recognised in profit or loss	RM 535,217	$ 127,055				149,315
At end of year			RM 74,000	RM 74,000	$ 16,534	RM 74,000	RM (75,315)